UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02554
Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2017 – February 28, 2018
Item 1: Reports to Shareholders

Semiannual Report | February 28, 2018

Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	6
Results of Proxy Voting.	9
Prime Money Market Fund.	12
Federal Money Market Fund.	30
Treasury Money Market Fund.	44
About Your Fund’s Expenses.	53
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended February 28, 2018, Investor Shares of Vanguard Prime Money Market Fund returned 0.63%, while Admiral Shares, with their lower expense ratio, returned 0.66%. Vanguard Federal Money Market Fund returned 0.56% and Vanguard Treasury Money Market Fund returned 0.55%. All three funds surpassed the average returns of their peers.

• The Federal Reserve raised the federal funds rate by a quarter of a percentage point during the period, pushing its target range to 1.25%–1.5%. It also began trimming its $4.5 trillion balance sheet.

• A surge in volatility allowed us to add to the funds’ floating-rate securities exposures at attractive prices. These moves helped the funds’ returns.

Total Returns: Six Months Ended February 28, 2018
	7-Day SEC	Total
	Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	1.52%	0.63%
Admiral™ Shares	1.58	0.66
Money Market Funds Average		0.41
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	1.36%	0.56%
Government Money Market Funds Average		0.29
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Treasury Money Market Fund	1.41%	0.55%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.31

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Prime Money Market Fund
Investor Shares	0.16%	0.50%
Admiral Shares	0.10	0.50
Federal Money Market Fund	0.11	0.48
Treasury Money Market Fund	0.09	0.40

The fund expense ratios shown are from the prospectus dated December 22, 2017, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2018, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.16% for
Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund,
0.09%.

Peer groups: For the Prime Money Market Fund Investor Shares and Admiral Shares, Money Market Funds; for the Federal Money Market
Fund, Government Money Market Funds; and for the Treasury Money Market Fund, iMoneyNet Money Fund Report’s 100% Treasury
Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

As I begin my tenure as Vanguard’s fourth chief executive, I’ve been reflecting on both the past and the future of the company where I have spent my entire professional career.

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

Making a real difference

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. Over the past 25 years, for example, Vanguard has lowered our funds’ asset-weighted average expense ratio from 0.31% to 0.12%. And over the past decade, 94% of our funds have beaten the average annual return of their peers.1

Focused on your success

Vanguard is built for Vanguard investors—as a client-owned company, we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I intend to keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

As I write this, we’ve experienced a period of pronounced market volatility. Strong economic growth and budding signs of inflation have raised concerns about a more aggressive Federal Reserve. Although volatility can test investors’ nerves, we sometimes think of this as “Vanguard weather”—a time when having a disciplined, low-cost, and long-term approach to investment management serves investors well.

Market Barometer
	Total Returns
	Periods Ended February 28, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.62%	16.70%	14.56%
Russell 2000 Index (Small-caps)	8.30	10.51	12.19
Russell 3000 Index (Broad U.S. market)	10.45	16.22	14.37
FTSE All-World ex US Index (International)	7.84	21.50	6.69

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.18%	0.51%	1.71%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-1.24	2.50	2.57
Citigroup Three-Month U.S. Treasury Bill Index	0.59	0.98	0.27

CPI
Consumer Price Index	1.41%	2.21%	1.41%

The performance data shown represent past performance, which is not a guarantee of future results.

1 For the ten-year period through December 31, 2017, 9 of 9 Vanguard money market funds, 56 of 60 bond funds, 21 of 22 balanced funds, and 131 of 140 stock funds, or 217 of 231 Vanguard funds, outperformed their peer-group averages. Sources: Vanguard, based on data from Lipper, a Thomson Reuters Company.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
March 19, 2018

Advisor’s Report

For the six months ended February 28, 2018, Investor Shares of Vanguard Prime Money Market Fund returned 0.63%, while Admiral Shares, with their lower expense ratio, returned 0.66%. Vanguard Federal Money Market Fund returned 0.56% and Vanguard Treasury Money Market Fund 0.55%. Each fund exceeded the average returns of its peer group.

The investment environment

Congress passed a tax reform bill during the period, overcoming political debate that had waylaid much of the administration’s agenda throughout 2017. Investors pushed U.S. stocks to new highs as the economy remained on solid footing and companies recorded strong profits.

The Federal Reserve acknowledged the health of the economy in December, when it raised interest rates in its third hike of 2017. This brought the target range for the federal funds rate to 1.25%–1.5%. The Fed also began reducing its $4.5 trillion balance sheet, signaling its intent to normalize monetary policy.

Early in 2018, however, a surge in volatility caught investors off guard. Although there was no single catalyst, the volatility was likely the by-product of the resilient U.S. economy. Investors worried that record-low unemployment would lead to higher wages, triggering price inflation—which would in turn cause the Federal Reserve under new chair Jerome Powell to raise rates at a more aggressive pace than anticipated.

Although volatility eventually moderated in the United States and other markets, concern remained as the period closed.

There are ample reasons for such concerns. The U.S. economy made up for a sluggish start to the year with stronger growth later on. Gross domestic product grew at a rate of 2.3% in 2017, up from 1.5% in 2016. The unemployment rate continued to grind lower, hovering at 4.1% at the end of February compared with 4.2% at the beginning of September and 4.8% 12 months earlier. And although wage growth and inflation didn’t accelerate, there were signs the two measures were on the upswing.

Fed action contributed to a significant increase in short-term yields. The 2-year U.S. Treasury note rose 76 basis points over the period to 2.25% and the 5-year note rose 70 basis points to 2.64%. (A basis point is one one-hundredth of a percentage point.) Longer-term yields, which are more affected by market expectations for growth and inflation, moved less. The yield of the bellwether 10-year Treasury note was lower than where it started for a good part of the year, but it finished up 53 basis points at 2.86%.

Continued growth in business revenue and earnings, a reduction in corporate tax rates, and investor thirst for yield all supported demand for investment-grade corporate bonds. The picture was somewhat nuanced, however, with long-dated bonds and those rated BBB generally faring best.

Management of the funds

The six months were characterized by a surge in volatility throughout global markets. In the past, we’ve had success using the funds’ liquidity to our advantage in such environments—most recently in 2016, when compliance with new money market regulations triggered the movement of more than $1 trillion in assets industrywide to government money market funds from prime money market funds. We were similarly opportunistic during this period.

In the Prime Money Market Fund, we continued to add exposure to floating-rate securities as a way to position the fund for a rising interest rate environment. These debt securities reset, typically every month, at prevailing interest rates. They generated positive performance as the Fed raised rates three times in 2017, including a hike in the middle of the period. Market volatility also allowed us to purchase high-quality short-term corporate bonds and bank debt at attractive prices. In recent months we have added bonds from companies outside the United States, which enhances the fund’s diversification.

The floating-rate securities theme carried over to the Federal Money Market and Treasury Money Market Funds. In the Federal Money Market Fund, we increased our exposure to floating-rate agency securities. In the Treasury fund, we added to our floating-rate Treasury positions. (We also increased the Treasury exposure in the Federal Money Market Fund.) These moves allowed us to generate incremental yield while maintaining the funds’ short maturity profiles.

A look ahead

Despite long-term structural challenges posed by, among other things, the pace of productivity growth, demographic trends, and the impact of new technologies, the U.S. economy is on pace to break above its long-term potential growth rate to around 2.5% in 2018.

The unemployment rate has fallen to its lowest level since 2000 and is likely to move even lower. While it’s taken longer than expected, we have seen some indications lately that the tight labor market is putting some upward pressure on wages. That, along with stable and broader global growth, may well lead to a cyclical upswing in inflation, a scenario the financial markets are now beginning to price in. Recent weakness in the U.S. dollar will also likely bolster core inflation metrics, albeit moderately and over the course of the next year. Our long-term outlook, which calls for tepid inflation, remains unchanged.

Against such a backdrop, the Fed would be justified in raising the federal funds rate to at least 2% by the end of 2018. Barring unexpected economic data or unintended consequences from tapering in the bond market, the central bank will probably want to stick to its framework and timetable for reducing its balance sheet.

Volatility has recently picked up from the very low levels we’ve been experiencing for some time, bringing with it more opportunities to take advantage of price dislocations in the market. Rising inflation expectations seem to have been the trigger, but other potential developments could also fuel volatility: midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions, to name a few. In addition, as 2018 unfolds, we anticipate a convergence of monetary policy, with central banks adopting a less accommodative stance—some raising rates, some planning to raise rates, some reducing quantitative easing.

While spreads have become very tight, U.S. corporate bonds could get some support from pension and life insurance companies drawn back into the market for longer-term securities now that yields for these securities have moved higher. U.S.

corporates should also remain attractive to international investors, given their yield advantage. And the new tax bill could prove supportive to prices if the repatriation of profits results in reduced bond issuance.

It’s worth restating that investors should look beyond short-term volatility and adhere to their long-term investment strategies. And keep in mind the silver lining in higher rates for long-term investors—namely, that coupon payments and proceeds from maturing bonds can be reinvested at higher rates.

David R. Glocke, Principal

John C. Lanius, Portfolio Manager

Nafis T. Smith, Portfolio Manager

Vanguard Fixed Income Group

March 9, 2018

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

Vanguard Federal Money Market Fund and Vanguard Prime Money Market Fund

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	118,781,453,243	5,071,631,564	95.9%
Emerson U. Fullwood	118,444,250,215	5,408,834,592	95.6%
Amy Gutmann	118,277,288,931	5,575,795,875	95.5%
JoAnn Heffernan Heisen	118,525,270,236	5,327,814,570	95.7%
F. Joseph Loughrey	118,643,625,864	5,209,458,942	95.8%
Mark Loughridge	118,669,847,294	5,183,237,512	95.8%
Scott C. Malpass	118,371,923,332	5,481,161,474	95.6%
F. William McNabb III	118,599,687,891	5,253,396,915	95.8%
Deanna Mulligan	118,583,905,224	5,269,179,582	95.7%
André F. Perold	117,533,261,439	6,319,823,367	94.9%
Sarah Bloom Raskin	118,312,165,055	5,540,919,751	95.5%
Peter F. Volanakis	118,525,374,500	5,327,710,306	95.7%
* Results are for all funds within the same trust.

Vanguard Treasury Money Market Fund
			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	9,281,319,082	271,149,701	97.2%
Emerson U. Fullwood	9,233,627,321	318,841,462	96.7%
Amy Gutmann	9,180,258,885	372,209,899	96.1%
JoAnn Heffernan Heisen	9,203,859,497	348,609,287	96.4%
F. Joseph Loughrey	9,266,102,164	286,366,620	97.0%
Mark Loughridge	9,194,614,438	357,854,345	96.3%
Scott C. Malpass	9,160,256,693	392,212,090	95.9%
F. William McNabb III	9,281,230,095	271,238,689	97.2%
Deanna Mulligan	9,181,747,156	370,721,628	96.1%
André F. Perold	9,107,402,388	445,066,396	95.3%
Sarah Bloom Raskin	9,115,014,439	437,454,345	95.4%
Peter F. Volanakis	9,200,130,944	352,337,840	96.3%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Federal Money Market
Fund	42,528,217,434	2,817,574,671	2,501,499,754	1,244,196,023	86.6%
Prime Money Market
Fund	59,317,369,292	4,125,039,938	4,281,910,211	7,037,277,483	79.3%
Treasury Money Market
Fund	7,567,392,069	441,297,018	642,627,540	865,685,329	79.5%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Federal Money Market
Fund	43,173,490,603	2,649,171,040	2,024,630,216	1,244,196,023	87.9%
Prime Money Market
Fund	60,370,123,611	3,881,002,978	3,473,192,853	7,037,277,483	80.8%
Treasury Money Market
Fund	7,824,819,015	413,441,306	413,056,307	865,685,329	82.2%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Prime Money Market
Fund	16,260,938,113	4,759,401,331	46,703,979,997	7,037,277,483	21.8%

Prime Money Market Fund

Fund Profile
As of February 28, 2018

Financial Attributes
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.10%
7-Day SEC Yield	1.52%	1.58%
Average Weighted
Maturity	46 days	46 days

Sector Diversification (% of portfolio)
Certificates of Deposit	20.7%
U.S. Commercial Paper	4.7
U.S. Government Obligations	9.2
U.S. Treasury Bills	21.6
Yankee/Foreign	43.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

1 The expense ratios shown are from the prospectus dated December 22, 2017, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2018, the annualized expense ratios were 0.16% for Investor Shares and 0.10% for Admiral Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2007, Through February 28, 2018
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2008	3.60%	3.02%
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.02	0.00
2015	0.02	0.00
2016	0.32	0.04
2017	0.83	0.43
2018	0.63	0.41
7-day SEC yield (2/28/2018): 1.52%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended February 28, 2018.

See Financial Highlights for dividend information.

Prime Money Market Fund

Average Annual Total Returns: Periods Ended December 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	1.02%	0.32%	0.50%
Admiral Shares	10/3/1989	1.08	0.37	0.59

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
U. S. Government and Agency Obligations (30.7%)
2	Federal Home Loan Bank Discount Notes	1.370%	3/2/18	4,576	4,576
2	Federal Home Loan Bank Discount Notes	1.351%	3/16/18	2,314,000	2,312,700
2	Federal Home Loan Bank Discount Notes	1.322%	3/19/18	161,500	161,393
2	Federal Home Loan Bank Discount
	Notes	1.327%–1.338%	3/21/18	681,538	681,038
2	Federal Home Loan Bank Discount Notes	1.423%	4/4/18	1,875,000	1,872,485
2	Federal Home Loan Bank Discount
	Notes	1.438%–1.483%	4/6/18	934,237	932,855
2	Federal Home Loan Bank Discount Notes	1.582%	4/11/18	1,449,000	1,446,396
	United States Treasury Bill	1.503%–1.564%	4/12/18	1,121,486	1,119,452
	United States Treasury Bill	1.435%–1.444%	4/19/18	4,582,618	4,573,667
	United States Treasury Bill	1.356%–1.381%	5/10/18	1,500,000	1,496,157
	United States Treasury Bill	1.425%	5/24/18	2,493,357	2,485,125
	United States Treasury Bill	1.652%	5/31/18	2,000,000	1,991,684
	United States Treasury Bill	1.588%	7/5/18	1,500,000	1,491,731
	United States Treasury Bill	1.588%	7/12/18	2,444,173	2,429,951
	United States Treasury Bill	1.613%	7/19/18	748,000	743,346
	United States Treasury Bill	1.628%	7/26/18	2,000,000	1,986,811
	United States Treasury Bill	1.638%–1.639%	8/2/18	750,000	744,785
	United States Treasury Bill	1.796%–1.802%	8/16/18	2,000,000	1,983,348
†	United States Treasury
	Floating Rate Note	1.822%	10/31/18	1,500,000	1,500,010
Total U.S. Government and Agency Obligations (Cost $29,957,510)					29,957,510
Commercial Paper (39.2%)
Bank Holding Company (0.7%)
3	ABN Amro Funding USA LLC	1.728%	3/26/18	29,250	29,215
3	ABN Amro Funding USA LLC	1.588%–1.589%	4/5/18	173,250	172,984
3	ABN Amro Funding USA LLC	1.842%	4/30/18	10,000	9,969
3	ABN Amro Funding USA LLC	1.973%	6/12/18	227,250	225,976
3	ABN Amro Funding USA LLC	2.044%	6/21/18	198,000	196,750
					634,894

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
Finance—Auto (0.7%)
	Toyota Motor Credit Corp.	1.760%	4/13/18	188,000	187,607
	Toyota Motor Credit Corp.	2.084%	6/25/18	99,000	98,340
	Toyota Motor Credit Corp.	2.084%	6/26/18	198,000	196,668
	Toyota Motor Credit Corp.	2.084%	6/27/18	198,000	196,656
					679,271
Finance—Other (0.3%)
4	GE Capital Treasury Services US LLC	1.660%	3/2/18	99,000	99,000
	GE Capital Treasury Services US LLC	1.339%	3/13/18	31,250	31,236
	GE Capital Treasury Services US LLC	1.400%	4/3/18	61,000	60,922
	GE Capital Treasury Services US LLC	1.430%	4/9/18	49,500	49,424
	GE Capital Treasury Services US LLC	1.471%	4/19/18	30,750	30,689
					271,271
Foreign Banks (31.7%)
3	Australia & New Zealand Banking Group Ltd.	1.395%	3/1/18	99,000	99,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.716%	3/21/18	156,000	156,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.706%	3/22/18	121,500	121,498
[3,4]	Australia & New Zealand Banking Group Ltd.	1.746%	6/21/18	156,000	156,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.771%	7/26/18	63,000	62,998
[3,4]	Australia & New Zealand Banking Group Ltd.	1.740%	8/2/18	107,000	107,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.740%	8/7/18	240,000	240,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.739%	8/8/18	89,000	88,998
[3,4]	Australia & New Zealand Banking Group Ltd.	1.739%	8/9/18	118,000	118,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.757%	8/14/18	161,500	161,493
[3,4]	Australia & New Zealand Banking Group Ltd.	1.750%	9/6/18	220,000	219,994
[3,4]	Australia & New Zealand Banking Group Ltd.	1.796%	9/24/18	135,500	135,496
[3,4]	Australia & New Zealand Banking Group Ltd.	1.848%	11/29/18	524,500	524,500
[3,4]	Australia & New Zealand Banking Group Ltd.	1.790%	12/6/18	150,000	149,972
[3,4]	Australia & New Zealand Banking Group Ltd.	1.791%	12/10/18	120,000	120,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.838%	12/14/18	65,000	65,000
3	Bank Nederlandse Gemeenten NV	1.475%–1.48%	3/1/18	436,750	436,750
3	Bank Nederlandse Gemeenten NV	1.470%	3/6/18	1,268,000	1,267,741
3	Bank Nederlandse Gemeenten NV	1.470%–1.48%	3/7/18	565,750	565,611
3	Bank of Nova Scotia	1.707%	3/15/18	145,000	144,904
3	Bank of Nova Scotia	1.511%	4/23/18	155,000	154,658
[3,4]	Bank of Nova Scotia	1.699%	5/3/18	289,000	289,000
[3,4]	Bank of Nova Scotia	1.744%	6/18/18	531,000	531,000
[3,4]	Bank of Nova Scotia	1.826%	9/21/18	655,000	655,000
[3,4]	Canadian Imperial Bank of Commerce	1.771%	4/26/18	440,000	440,000
[3,4]	Commonwealth Bank of Australia	1.915%	3/1/18	100,000	100,000
[3,4]	Commonwealth Bank of Australia	1.919%	3/2/18	350,000	350,000
[3,4]	Commonwealth Bank of Australia	1.781%	5/11/18	100,000	100,000
[3,4]	Commonwealth Bank of Australia	1.794%	5/17/18	148,000	148,000
[3,4]	Commonwealth Bank of Australia	1.794%	5/18/18	99,000	99,000
[3,4]	Commonwealth Bank of Australia	1.739%	6/4/18	99,000	98,999
[3,4]	Commonwealth Bank of Australia	1.748%	6/15/18	99,000	99,000
[3,4]	Commonwealth Bank of Australia	1.753%	7/13/18	300,000	300,000
[3,4]	Commonwealth Bank of Australia	1.750%	8/2/18	132,000	131,995
[3,4]	Commonwealth Bank of Australia	1.749%	8/3/18	110,000	110,000
[3,4]	Commonwealth Bank of Australia	1.759%	8/9/18	268,000	268,000
[3,4]	Commonwealth Bank of Australia	1.838%	8/30/18	190,000	190,000
[3,4]	Commonwealth Bank of Australia	1.811%	9/24/18	136,000	136,001

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
[3,4]	Commonwealth Bank of Australia	1.838%	9/28/18	180,000	180,000
[3,4]	Commonwealth Bank of Australia	1.831%	2/7/19	222,750	222,750
[3,4]	Commonwealth Bank of Australia	1.838%	2/8/19	247,500	247,500
	Credit Agricole Corporate & Investment
	Bank (New York Branch)	1.330%	3/1/18	1,881,000	1,881,000
	Credit Suisse AG (New York Branch)	2.040%	5/22/18	1,000,000	995,376
	Credit Suisse AG (New York Branch)	2.040%	5/24/18	920,000	915,642
3	Danske Corp.	1.588%	4/3/18	49,500	49,428
3	Danske Corp.	1.588%	4/4/18	247,500	247,131
3	Danske Corp.	1.589%	4/5/18	297,000	296,544
3	Danske Corp.	1.589%	4/6/18	297,000	296,531
3	Danske Corp.	1.709%	4/10/18	198,000	197,626
3	Danske Corp.	1.710%	4/11/18	264,250	263,738
3	Danske Corp.	1.710%	4/12/18	244,500	244,015
[3,4]	DNB Bank ASA	1.688%	3/15/18	502,000	501,999
[3,4]	HSBC Bank plc	1.920%	3/19/18	160,750	160,750
[3,4]	HSBC Bank plc	1.851%	4/24/18	110,000	110,000
[3,4]	HSBC Bank plc	1.851%	4/25/18	63,000	63,000
[3,4]	HSBC Bank plc	1.821%	10/24/18	123,000	123,000
[3,4]	HSBC Bank plc	1.821%	10/25/18	61,250	61,250
[3,4]	HSBC Bank plc	1.779%	11/5/18	86,000	86,000
[3,4]	HSBC Bank plc	1.841%	11/26/18	142,600	142,600
[3,4]	HSBC Bank plc	1.881%	1/25/19	341,000	341,000
[3,4]	HSBC Bank plc	1.840%	2/1/19	239,000	239,000
[3,4]	HSBC Bank plc	1.851%	2/12/19	43,000	43,000
[3,4]	HSBC Bank plc	2.014%	2/26/19	187,000	187,000
	ING US Funding LLC	2.041%	6/1/18	49,880	49,621
	Lloyds Bank plc	2.085%	6/25/18	504,000	500,638
[3,4]	National Australia Bank Ltd.	1.798%	5/30/18	186,000	186,000
[3,4]	National Australia Bank Ltd.	1.798%	5/31/18	160,000	160,000
[3,4]	National Australia Bank Ltd.	1.721%	6/12/18	435,000	435,000
[3,4]	National Australia Bank Ltd.	1.798%	7/30/18	600,000	600,000
[3,4]	National Australia Bank Ltd.	1.794%	9/19/18	760,000	760,000
	Natixis (New York Branch)	1.370%	3/1/18	603,000	603,000
	Natixis (New York Branch)	1.440%	3/6/18	1,340,000	1,339,732
3	Nederlandse Waterschapsbank NV	1.475%	3/2/18	312,000	311,987
3	Nederlandse Waterschapsbank NV	1.470%	3/6/18	400,000	399,918
3	Nordea Bank AB	1.395%	3/1/18	190,000	190,000
3	Nordea Bank AB	1.395%	3/8/18	494,750	494,617
3	Nordea Bank AB	1.395%	3/9/18	198,000	197,939
3	Nordea Bank AB	1.395%	3/12/18	130,000	129,945
3	Nordea Bank AB	1.461%	4/12/18	614,000	612,961
3	Nordea Bank AB	1.476%	4/16/18	148,000	147,723
3	Nordea Bank AB	1.809%	6/20/18	392,000	389,834
3	Skandinaviska Enskilda Banken AB	1.476%	4/18/18	200,000	199,609
	Swedbank AB	1.400%	3/1/18	126,750	126,750
	Swedbank AB	1.395%	3/5/18	138,500	138,479
	Swedbank AB	1.390%	3/12/18	200,000	199,916
	Swedbank AB	1.390%	3/13/18	200,000	199,908
	Swedbank AB	1.390%	3/14/18	200,000	199,900
	Swedbank AB	1.390%–1.395%	3/15/18	205,750	205,640
	Swedbank AB	1.583%	5/4/18	211,000	210,411
	Swedbank AB	2.194%	8/20/18	99,500	98,468

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
	Swedbank AB	2.194%	8/21/18	98,500	97,473
	Swedbank AB	2.214%	8/22/18	230,000	227,565
	Swedbank AB	2.214%	8/23/18	230,000	227,551
	Swedbank AB	2.225%	8/27/18	143,000	141,436
[3,4]	Toronto Dominion Bank	1.739%	6/5/18	250,000	250,000
[3,4]	Toronto Dominion Bank	1.778%	9/14/18	260,000	260,000
[3,4]	Toronto Dominion Bank	1.788%	11/14/18	792,000	792,000
[3,4]	Toronto Dominion Bank	1.809%	12/5/18	208,000	208,000
[3,4]	Toronto-Dominion Bank	1.853%	2/8/19	200,000	200,000
[3,4]	Westpac Banking Corp.	1.915%	3/1/18	198,000	198,000
[3,4]	Westpac Banking Corp.	1.801%	5/25/18	312,000	312,000
[3,4]	Westpac Banking Corp.	1.748%	6/14/18	186,000	186,000
[3,4]	Westpac Banking Corp.	1.748%	6/15/18	400,000	400,000
[3,4]	Westpac Banking Corp.	1.784%	9/20/18	250,000	249,994
[3,4]	Westpac Banking Corp.	1.821%	9/27/18	199,000	198,996
[3,4]	Westpac Banking Corp.	1.838%	9/28/18	200,000	200,000
[3,4]	Westpac Banking Corp.	1.801%	12/10/18	340,000	339,985
[3,4]	Westpac Banking Corp.	1.851%	1/24/19	83,000	82,987
					30,897,471
Foreign Governments (2.0%)
3	CDP Financial Inc.	1.430%	3/1/18	23,250	23,250
3	CDP Financial Inc.	1.460%	3/26/18	60,000	59,940
3	CDP Financial Inc.	1.491%	3/29/18	53,800	53,738
3	CDP Financial Inc.	1.471%–1.501%	4/3/18	112,750	112,598
3	CDP Financial Inc.	1.470%	4/4/18	51,000	50,930
3	CDP Financial Inc.	1.471%	4/10/18	27,000	26,956
3	CDP Financial Inc.	1.512%–1.532%	4/20/18	27,600	27,542
3	CDP Financial Inc.	1.542%	4/30/18	39,250	39,150
3	CDP Financial Inc.	1.562%	5/11/18	29,250	29,161
3	CDP Financial Inc.	1.653%	5/31/18	45,100	44,913
3	CDP Financial Inc.	1.674%–1.714%	6/6/18	80,500	80,133
3	CDP Financial Inc.	1.817%	6/18/18	91,950	91,449
3	CDP Financial Inc.	1.878%	7/13/18	41,900	41,610
3	CDP Financial Inc.	1.878%	7/16/18	69,500	69,008
3	CDP Financial Inc.	2.180%	8/1/18	22,250	22,046
	Export Development Canada	2.079%	8/1/18	198,000	196,266
	Export Development Canada	2.079%	8/2/18	198,000	196,255
5	Ontario Teachers’ Finance Trust	1.432%–1.451%	4/10/18	66,000	65,895
5	Ontario Teachers’ Finance Trust	1.482%	4/19/18	45,500	45,409
5	Ontario Teachers’ Finance Trust	1.493%	4/30/18	6,250	6,235
5	Ontario Teachers’ Finance Trust	1.771%	5/1/18	49,500	49,352
5	Ontario Teachers’ Finance Trust	1.504%	5/9/18	14,000	13,960
5	Ontario Teachers’ Finance Trust	1.952%	6/14/18	25,000	24,858
5	Ontario Teachers’ Finance Trust	1.717%	7/5/18	54,500	54,176
5	Ontario Teachers’ Finance Trust	1.717%–1.899%	7/6/18	73,000	72,544
5	Ontario Teachers’ Finance Trust	1.760%	8/2/18	24,600	24,417
5	Ontario Teachers’ Finance Trust	2.005%	8/24/18	50,000	49,516
5	Ontario Teachers’ Finance Trust	2.258%	9/18/18	31,250	30,861
5	Ontario Teachers’ Finance Trust	2.309%	11/16/18	61,169	60,166
[4,5]	PSP Capital Inc.	1.674%	4/20/18	108,250	108,250
[4,5]	PSP Capital Inc.	1.801%	10/26/18	122,500	122,500
					1,893,084

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
Foreign Industrial (2.3%)
3 Nestle Capital Corp.	1.694%	6/11/18	62,000	61,705
3 Nestle Capital Corp.	1.694%	6/12/18	62,000	61,702
3 Nestle Capital Corp.	1.694%	6/13/18	62,000	61,699
3 Nestle Capital Corp.	1.694%	6/14/18	198,000	197,030
3 Nestle Capital Corp.	1.694%	6/15/18	198,000	197,021
3 Nestle Capital Corp.	1.980%	8/9/18	198,000	196,264
3 Nestle Capital Corp.	1.979%	8/10/18	192,250	190,554
3 Nestle Capital Corp.	1.980%	8/13/18	297,000	294,332
Nestle Finance International Ltd.	1.430%	3/1/18	101,000	101,000
3 Sanofi	1.881%	6/8/18	160,700	159,874
3 Siemens Capital Co. LLC	1.445%	3/6/18	94,000	93,981
3 Total Capital Canada Ltd.	1.969%	8/8/18	495,000	490,710
Toyota Credit Canada Inc.	1.609%	3/27/18	30,750	30,714
Toyota Credit Canada Inc.	1.609%	3/29/18	30,750	30,712
Toyota Credit Canada Inc.	1.760%	4/13/18	50,000	49,896
Toyota Credit Canada Inc.	1.760%	4/16/18	49,000	48,890
				2,266,084
Industrial (1.5%)
4 General Electric Co.	1.718%	3/29/18	371,250	371,250
4 General Electric Co.	1.718%	3/29/18	273,500	273,500
4 General Electric Co.	1.718%	3/29/18	30,250	30,250
3 Henkel of America Inc.	1.420%	3/1/18	20,000	20,000
3 Novartis Finance Corp.	1.500%	3/6/18	22,000	21,995
3 The Coca-Cola Co.	1.644%	6/6/18	46,250	46,047
3 The Coca-Cola Co.	1.644%	6/7/18	154,250	153,565
3 The Coca-Cola Co.	1.644%	6/8/18	77,250	76,904
3 The Coca-Cola Co.	1.644%	6/11/18	179,500	178,671
3 The Coca-Cola Co.	1.644%	6/12/18	130,000	129,394
3 The Coca-Cola Co.	1.694%	6/13/18	100,000	99,515
3 The Coca-Cola Co.	1.694%	6/14/18	100,000	99,510
				1,500,601
Total Commercial Paper (Cost $38,142,676)				38,142,676
Certificates of Deposit (30.3%)
Domestic Banks (9.6%)
Citibank NA	1.720%	4/3/18	250,000	250,000
Citibank NA	1.810%	6/18/18	344,500	344,500
Citibank NA	1.830%	6/21/18	500,000	500,000
Citibank NA	1.860%	7/9/18	372,000	372,000
Citibank NA	1.860%	7/10/18	366,000	366,000
4 Citibank NA	1.575%	8/2/18	544,500	544,500
4 HSBC Bank USA NA	1.940%	3/2/18	67,250	67,250
4 HSBC Bank USA NA	1.940%	3/6/18	101,250	101,250
4 HSBC Bank USA NA	1.889%	4/3/18	130,000	130,000
4 HSBC Bank USA NA	1.874%	4/19/18	63,000	63,000
4 HSBC Bank USA NA	1.819%	5/3/18	273,500	273,500
4 HSBC Bank USA NA	1.769%	6/5/18	150,000	150,000
4 HSBC Bank USA NA	1.788%	8/16/18	48,300	48,300
4 HSBC Bank USA NA	1.796%	8/21/18	99,000	99,000
4 HSBC Bank USA NA	1.775%	8/31/18	257,000	257,000
4 HSBC Bank USA NA	1.770%	10/2/18	153,000	153,000
4 HSBC Bank USA NA	1.780%	11/2/18	71,975	71,975

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
4 HSBC Bank USA NA	1.841%	11/23/18	82,250	82,250
4 HSBC Bank USA NA	1.851%	11/27/18	30,750	30,750
4 State Street Bank & Trust Co.	1.731%	4/26/18	1,225,000	1,225,000
4 State Street Bank & Trust Co.	1.699%	5/8/18	1,000,000	1,000,000
4 Wells Fargo Bank NA	1.689%	3/5/18	320,000	320,000
4 Wells Fargo Bank NA	1.691%	3/12/18	205,000	205,000
4 Wells Fargo Bank NA	1.690%	4/6/18	460,000	460,000
4 Wells Fargo Bank NA	1.711%	5/10/18	499,000	499,000
4 Wells Fargo Bank NA	1.771%	5/29/18	210,000	210,000
4 Wells Fargo Bank NA	1.821%	8/1/18	849,250	849,250
4 Wells Fargo Bank NA	1.861%	8/28/18	690,000	690,000
				9,362,525
Yankee Certificates of Deposit (20.7%)
4 Bank of Montreal (Chicago Branch)	1.710%	3/2/18	168,000	168,000
Bank of Montreal (Chicago Branch)	1.700%	3/15/18	214,000	214,000
4 Bank of Montreal (Chicago Branch)	1.733%	4/13/18	140,000	140,000
4 Bank of Montreal (Chicago Branch)	1.725%	6/1/18	243,000	243,000
4 Bank of Montreal (Chicago Branch)	1.808%	6/29/18	573,000	573,000
4 Bank of Montreal (Chicago Branch)	1.784%	7/19/18	322,000	322,000
4 Bank of Montreal (Chicago Branch)	1.781%	9/12/18	259,000	259,000
4 Bank of Montreal (Chicago Branch)	1.836%	9/21/18	399,000	399,000
4 Bank of Montreal (Chicago Branch)	1.853%	9/24/18	277,000	277,000
4 Bank of Nova Scotia (Houston Branch)	1.733%	4/13/18	464,000	464,000
4 Bank of Nova Scotia (Houston Branch)	1.793%	7/23/18	181,000	181,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	1.711%	3/12/18	505,000	505,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	1.751%	7/12/18	141,000	141,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	1.784%	8/20/18	910,000	910,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	1.826%	9/20/18	420,000	420,000
4 DNB Bank ASA (New York Branch)	1.700%	5/7/18	250,000	250,000
4 DNB Bank ASA (New York Branch)	1.731%	7/12/18	1,000,000	1,000,000
4 DNB Bank ASA (New York Branch)	1.781%	7/26/18	172,000	172,000
4 DNB Bank ASA (New York Branch)	1.803%	8/27/18	499,000	499,000
KBC Bank NV (New York Branch)	1.450%	3/5/18	1,320,000	1,320,000
KBC Bank NV (New York Branch)	1.450%	3/6/18	500,000	500,000
Nordea Bank AB (New York Branch)	1.455%	4/12/18	100,000	99,999
Nordea Bank AB (New York Branch)	1.590%	5/14/18	60,750	60,749
Nordea Bank AB (New York Branch)	1.590%	5/17/18	60,000	59,999
Nordea Bank AB (New York Branch)	1.680%	6/5/18	494,000	493,994
Nordea Bank AB (New York Branch)	2.170%	8/27/18	223,000	222,995
4 Royal Bank of Canada (New York Branch)	1.930%	3/7/18	100,875	100,875
4 Royal Bank of Canada (New York Branch)	1.718%	3/16/18	979,000	979,000
4 Royal Bank of Canada (New York Branch)	1.914%	3/20/18	128,400	128,400
4 Royal Bank of Canada (New York Branch)	1.723%	4/13/18	700,000	700,000
4 Royal Bank of Canada (New York Branch)	1.738%	6/15/18	517,000	517,000
4 Royal Bank of Canada (New York Branch)	1.753%	7/13/18	214,000	214,000
4 Royal Bank of Canada (New York Branch)	1.918%	8/28/18	119,000	119,000
4 Royal Bank of Canada (New York Branch)	1.771%	9/12/18	260,000	260,000
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.670%	3/6/18	150,000	150,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.686%	3/22/18	198,000	198,000
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.784%	7/19/18	500,000	500,000
4 Svenska HandelsBanken AB (New York Branch)	1.798%	4/30/18	135,000	135,000
4 Svenska HandelsBanken AB (New York Branch)	1.720%	8/6/18	461,000	460,990
4 Svenska HandelsBanken AB (New York Branch)	1.739%	9/4/18	569,000	569,000
4 Svenska HandelsBanken AB (New York Branch)	1.760%	9/7/18	272,000	272,000
4 Svenska HandelsBanken AB (New York Branch)	1.806%	9/21/18	470,000	470,000
4 Svenska HandelsBanken AB (New York Branch)	1.824%	11/19/18	1,000,000	1,000,000
Swedbank AB (New York Branch)	1.390%	3/2/18	457,000	457,000
4 Swedbank AB (New York Branch)	1.731%	7/11/18	346,000	345,994
4 Swedbank AB (New York Branch)	1.790%	11/6/18	750,000	750,000
4 Toronto Dominion Bank (New York Branch)	1.767%	6/15/18	490,000	490,000
4 Toronto Dominion Bank (New York Branch)	1.781%	8/10/18	694,000	694,000
4 Westpac Banking Corp. (New York Branch)	1.838%	2/13/19	234,000	234,000
4 Westpac Banking Corp. (New York Branch)	1.838%	2/14/19	500,000	500,000
				20,138,995
Total Certificates of Deposit (Cost $29,501,520)				29,501,520
Other Notes (1.4%)
4 Bank of America NA	1.690%	3/7/18	128,500	128,500
4 Bank of America NA	1.689%	4/3/18	153,250	153,250
4 Bank of America NA	1.699%	4/3/18	60,000	60,000
4 Bank of America NA	1.699%	4/5/18	60,000	60,000
4 Bank of America NA	1.689%	4/9/18	220,500	220,500
4 Bank of America NA	1.691%	4/11/18	153,750	153,750
4 Bank of America NA	1.700%	5/2/18	155,500	155,500
4 Bank of America NA	1.708%	5/14/18	149,750	149,750
4 Bank of America NA	1.718%	5/16/18	155,500	155,500
4 Bank of America NA	1.826%	9/10/18	157,000	157,000
Total Other Notes (Cost $1,393,750)				1,393,750
Taxable Municipal Bonds (0.0%)
6 Greene County GA Development Authority
Revenue VRDO (Cost $6,250)	1.600%	3/7/18	6,250	6,250
Total Investments (101.6%) (Cost $99,001,706)				99,001,706

Prime Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.6%)
Other Assets
Investment in Vanguard	5,001
Receivables for Investment Securities Sold	249,860
Receivables for Accrued Income	41,375
Receivables for Capital Shares Issued	223,547
Other Assets	91,721
Total Other Assets	611,504
Liabilities
Payables for Investment Securities Purchased	(1,991,684)
Payables for Capital Shares Redeemed	(193,306)
Payables for Distributions	(6,487)
Payables to Vanguard	(6,056)
Total Liabilities	(2,197,533)
Net Assets (100%)	97,415,677

At February 28, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	97,410,911
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	4,762
Net Assets	97,415,677

Investor Shares—Net Assets
Applicable to 84,305,243,959 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	84,318,526
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 13,095,103,407 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,097,151
Net Asset Value Per Share—Admiral Shares	$1.00

• See Note A in Notes to Financial Statements.
† Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2018, the aggregate value of these securities was $26,776,756,000, representing 27.5% of net assets.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $728,139,000, representing 0.7% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February28,2018
($000)
Investment Income
Income
Interest	681,285
Total Income	681,285
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,840
Management and Administrative—Investor Shares	55,278
Management and Administrative—Admiral Shares	5,586
Marketing and Distribution—Investor Shares	8,319
Marketing and Distribution—Admiral Shares	272
Custodian Fees	377
Shareholders’ Reports and Proxy—Investor Shares	914
Shareholders’ Reports and Proxy—Admiral Shares	46
Trustees’ Fees and Expenses	47
Total Expenses	72,679
Net Investment Income	608,606
Realized Net Gain (Loss) on Investment Securities Sold	(3,169)
Net Increase (Decrease) in Net Assets Resulting from Operations	605,437

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	608,606	834,141
Realized Net Gain (Loss)	(3,169)	1,961
Net Increase (Decrease) in Net Assets Resulting from Operations	605,437	836,102
Distributions
Net Investment Income
Investor Shares	(526,191)	(726,141)
Admiral Shares	(82,456)	(107,955)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(608,647)	(834,096)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(564,961)	(15,325,634)
Admiral Shares	1,100,367	(4,432,381)
Net Increase (Decrease) from Capital Share Transactions	535,406	(19,758,015)
Total Increase (Decrease)	532,196	(19,756,009)
Net Assets
Beginning of Period	96,883,481	116,639,490
End of Period[1]	97,415,677	96,883,481

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $45,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.008[1]	.0032	.0002	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.008	.0032	.0002	.0001	.0002
Distributions
Dividends from Net Investment Income	(.006)	(.008)	(.0032)	(.0002)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	(.0000)[2]	—
Total Distributions	(.006)	(.008)	(.0032)	(.0002)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.63%	0.83%	0.32%	0.02%	0.02%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,319	$84,886	$100,210	$105,820	$101,910	$102,160
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.16%[4]	0.15% [4]	0.14% [4]	0.16% [4]
Ratio of Net Investment Income to
Average Net Assets	1.27%	0.82%	0.32%	0.02%	0.01%	0.02%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.17% for 2013. For the six months ended February 28, 2018, and the year ended August 31, 2017, there were no expense reductions.
See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 007[1]	.009[1]	.004	.001	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.007	.009	.004	.001	.001	.001
Distributions
Dividends from Net Investment Income	(. 007)	(. 009)	(. 004)	(. 001)	(. 001)	(. 001)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]	—
Total Distributions	(. 007)	(. 009)	(. 004)	(. 001)	(. 001)	(. 001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.66%	0.89%	0.38%	0.07%	0.06%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,097	$11,997	$16,429	$28,988	$28,699	$27,015
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.33%	0.88%	0.38%	0.07%	0.05%	0.07%

The expense ratio and net investment income ratio for the current period have been annualized. Institutional Shares were renamed
Admiral Shares in December 2015. Prior periods’ Financial Highlights are for the Institutional class.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Effective December 2015, Institutional Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2014–2017), and for the period ended February 28, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Prime Money Market Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2018, the fund had contributed to Vanguard capital in the amount of $5,001,000, representing 0.01% of the fund’s net assets and 2.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended February 28, 2018, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Prime Money Market Fund

D. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2018		August 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	26,018,983	26,019,141	64,128,512	64,127,620
Issued in Lieu of Cash Distributions	491,622	491,622	680,319	680,319
Redeemed	(27,075,566)	(27,075,566)	(80,134,465)	(80,134,468)
Net Increase (Decrease)—Investor Shares	(564,961)	(564,803)	(15,325,634)	(15,326,529)
Admiral Shares
Issued	4,368,242	4,368,085	8,144,434	8,145,324
Issued in Lieu of Cash Distributions	77,173	77,173	102,733	102,733
Redeemed	(3,345,048)	(3,345,048)	(12,679,548)	(12,679,548)
Net Increase (Decrease)—Admiral Shares	1,100,367	1,100,210	(4,432,381)	(4,431,491)

E. Management has determined that no material events or transactions occurred subsequent to February 28, 2018, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2018

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	1.36%
Average Weighted
Maturity	48 days

Sector Diversification (% of portfolio)
U.S. Government Obligations	42.6%
U.S. Treasury Bills	40.3
Repurchase Agreements	17.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

1 The expense ratio shown is from the prospectus dated December 22, 2017, and represents estimated costs for the current fiscal year.
For the six months ended February 28, 2018, the annualized expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2007, Through February 28, 2018
		US Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2008	3.46%	2.71%
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.02	0.00
2015	0.01	0.00
2016	0.23	0.00
2017	0.57	0.19
2018	0.56	0.29
7-day SEC yield (2/28/2018): 1.36%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended February 28, 2018.

Average Annual Total Returns: Periods Ended December 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.81%	0.24%	0.41%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
U. S. Government and Agency Obligations (82.9%)
2	Fannie Mae Discount Notes	1.305%	3/26/18	550,000	549,503
3	Federal Home Loan Bank Discount
	Notes	1.323%–1.325%	3/2/18	147,375	147,370
3	Federal Home Loan Bank Discount
	Notes	1.330%	3/8/18	533	533
3	Federal Home Loan Bank Discount
	Notes	1.353%	3/9/18	200,000	199,940
3	Federal Home Loan Bank Discount
	Notes	1.353%	3/12/18	500,000	499,794
3	Federal Home Loan Bank Discount
	Notes	1.342%–1.353%	3/14/18	866,500	866,078
3	Federal Home Loan Bank Discount
	Notes	1.167%–1.351%	3/16/18	1,029,000	1,028,430
3	Federal Home Loan Bank Discount
	Notes	1.348%	3/19/18	250,000	249,832
3	Federal Home Loan Bank Discount
	Notes	1.157%–1.372%	3/20/18	275,000	274,809
3	Federal Home Loan Bank Discount
	Notes	1.338%–1.358%	3/21/18	1,179,462	1,178,582
3	Federal Home Loan Bank Discount
	Notes	1.353%–1.359%	3/22/18	765,000	764,396
3	Federal Home Loan Bank Discount
	Notes	1.330%–1.369%	3/23/18	730,000	729,404
3	Federal Home Loan Bank Discount
	Notes	1.368%	3/26/18	500,000	499,526
3	Federal Home Loan Bank Discount
	Notes	1.369%	3/27/18	500,000	499,507
3	Federal Home Loan Bank Discount
	Notes	1.373%–1.384%	3/28/18	549,913	549,346
3	Federal Home Loan Bank Discount
	Notes	1.353%	3/29/18	1,800,000	1,798,110
3	Federal Home Loan Bank Discount
	Notes	1.423%	4/2/18	225,000	224,716

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount
	Notes	1.414%–1.423%	4/4/18	1,145,250	1,143,715
3	Federal Home Loan Bank Discount
	Notes	1.212%–1.483%	4/6/18	911,909	910,616
3	Federal Home Loan Bank Discount
	Notes	1.233%–1.624%	4/11/18	680,000	678,969
3	Federal Home Loan Bank Discount
	Notes	1.580%	4/13/18	333,218	332,591
3	Federal Home Loan Bank Discount
	Notes	1.584%	4/17/18	600,000	598,762
3	Federal Home Loan Bank Discount
	Notes	1.233%	4/18/18	75,000	74,878
3	Federal Home Loan Bank Discount
	Notes	1.248%	4/20/18	215,000	214,630
3	Federal Home Loan Bank Discount
	Notes	1.627%	5/16/18	200,000	199,316
[3,4]	Federal Home Loan Banks	1.630%	3/2/18	250,000	250,000
[3,5]	Federal Home Loan Banks	1.560%	3/7/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.623%	3/23/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.508%	4/27/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.440%	5/1/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.414%	5/3/18	100,000	99,992
[3,5]	Federal Home Loan Banks	1.444%	5/9/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.455%	5/17/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.468%	5/23/18	750,000	750,000
[3,5]	Federal Home Loan Banks	1.486%	5/25/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.486%	5/25/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.486%	5/25/18	750,000	750,000
[3,5]	Federal Home Loan Banks	1.445%	6/1/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.445%	6/1/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.441%	6/12/18	350,000	350,000
[3,5]	Federal Home Loan Banks	1.441%	6/12/18	230,000	230,000
[3,5]	Federal Home Loan Banks	1.443%	6/13/18	250,000	250,000
[3,5]	Federal Home Loan Banks	1.448%	6/14/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.518%	6/28/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.450%	8/20/18	44,850	44,844
[3,5]	Federal Home Loan Banks	1.476%	8/24/18	1,750,000	1,750,000
[3,5]	Federal Home Loan Banks	1.506%	8/24/18	750,000	750,000
[3,5]	Federal Home Loan Banks	1.533%	8/28/18	250,000	250,000
[3,5]	Federal Home Loan Banks	1.533%	8/28/18	930,000	930,081
[3,5]	Federal Home Loan Banks	1.450%	9/18/18	240,000	239,957
[3,5]	Federal Home Loan Banks	1.516%	9/27/18	600,000	600,000
[3,5]	Federal Home Loan Banks	1.486%	10/26/18	1,000,000	1,000,000
[3,5]	Federal Home Loan Banks	1.489%	11/8/18	100,000	99,997
[3,5]	Federal Home Loan Banks	1.465%	11/20/18	1,000,000	1,000,000
[3,5]	Federal Home Loan Banks	1.514%	11/21/18	500,000	500,000
[3,5]	Federal Home Loan Banks	1.523%	11/23/18	230,000	230,000
[3,5]	Federal Home Loan Banks	1.556%	11/28/18	600,000	600,000
[2,5]	Federal Home Loan Mortgage Corp.	1.564%	3/9/18	650,000	650,000
[2,5]	Federal Home Loan Mortgage Corp.	1.595%	7/6/18	750,000	750,000
[2,5]	Federal Home Loan Mortgage Corp.	1.444%	8/20/18	2,000,000	2,000,000
[2,5]	Federal Home Loan Mortgage Corp.	1.460%	12/7/18	1,500,000	1,500,000
[2,5]	Federal Home Loan Mortgage Corp.	1.479%	8/8/19	1,000,000	1,000,000
[2,5]	Federal Home Loan Mortgage Corp.	1.481%	8/12/19	1,000,000	1,000,000

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
[2,4]	Federal National Mortgage Assn.	1.592%	3/21/18	400,000	400,016
2	Freddie Mac Discount Notes	1.337%	3/1/18	25,121	25,121
2	Freddie Mac Discount Notes	1.167%	3/16/18	44,491	44,469
	United States Treasury Bill	1.564%	4/12/18	500,000	499,090
	United States Treasury Bill	1.444%	4/19/18	4,228,500	4,220,212
	United States Treasury Bill	1.268%	5/3/18	3,000,000	2,993,385
	United States Treasury Bill	1.309%–1.531%	5/10/18	2,500,000	2,493,462
	United States Treasury Bill	1.369%–1.576%	5/17/18	4,780,600	4,765,894
	United States Treasury Bill	1.425%	5/24/18	2,250,000	2,242,571
	United States Treasury Bill	1.445%–1.652%	5/31/18	3,750,000	3,735,601
	United States Treasury Bill	1.461%	6/7/18	1,875,000	1,867,599
	United States Treasury Bill	1.471%	6/14/18	1,923,000	1,914,811
	United States Treasury Bill	1.542%	6/28/18	3,500,000	3,482,299
	United States Treasury Bill	1.588%	7/5/18	1,500,000	1,491,731
	United States Treasury Bill	1.588%	7/12/18	1,500,000	1,491,272
	United States Treasury Bill	1.613%	7/19/18	1,500,000	1,490,667
	United States Treasury Bill	1.628%	7/26/18	1,000,000	993,405
	United States Treasury Bill	1.639%	8/2/18	750,000	744,783
	United States Treasury Bill	1.801%	8/16/18	500,000	495,835
	United States Treasury Bill	1.837%	8/23/18	1,743,600	1,728,174
6	United States Treasury Floating Rate Note	1.822%	10/31/18	600,000	600,004
Total U.S. Government and Agency Obligations (Cost $75,508,625)					75,508,625
Repurchase Agreements (18.7%)
	Bank of Montreal
	(Dated 2/1/18, Repurchase Value
	$500,513,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.125%–3.875%, 7/15/26–2/15/47,
	and U.S. Treasury Note/Bond
	0.750%–3.625%, 5/31/18–2/15/48,
	with a value of $510,000,000)	1.320%	3/1/18	500,000	500,000
	Bank of Montreal
	(Dated 2/28/18, Repurchase Value
	$400,015,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.125%–1.375%, 4/15/18–2/15/46,
	U. S. Treasury Bill 0.000%, 3/29/18,
	and U.S. Treasury Note/Bond
	1.375%–5.250%, 2/28/19–11/15/46,
	with a value of $408,000,000)	1.340%	3/1/18	400,000	400,000
	Bank of Montreal
	(Dated 1/29/18, Repurchase Value
	$250,484,000, collateralized by
	Treasury Inflation Indexed Note/Bond
	0.125%–2.125%, 7/15/19–2/15/47,
	and U.S. Treasury Note/Bond
	1.250%–3.750%, 5/31/19–8/15/46,
	with a value of $255,000,000)	1.340%	3/22/18	250,000	250,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
Bank of Montreal
(Dated 1/29/18, Repurchase Value
$400,795,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–1.375%, 7/15/20–2/15/44,
and U.S. Treasury Note/Bond
1.375%–3.875%, 11/30/18–5/15/47,
with a value of $408,000,000)	1.350%	3/23/18	400,000	400,000
Bank of Nova Scotia
(Dated 2/28/18, Repurchase Value
$1,750,065,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.875%, 7/15/20–2/15/40,
U. S. Treasury Bill 0.000%, 4/12/18–1/3/19,
and U.S. Treasury Note/Bond
0.875%– 6.000%, 4/30/18–8/15/47,
with a value of $1,785,000,000)	1.340%	3/1/18	1,750,000	1,750,000
Canadian Imperial Bank of Commerce
(Dated 2/28/18, Repurchase Value
$3,500,130,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.625%, 4/15/20–4/15/28,
and U.S. Treasury Note/Bond
0.875%–4.375%, 10/15/18–11/15/46,
with a value of $3,570,000,000)	1.340%	3/1/18	3,500,000	3,500,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 2/28/18,
Repurchase Value $2,000,075,000,
collateralized by Treasury Inflation
Indexed Note/Bond 0.125%, 7/15/26,
U. S. Treasury Bill 0.000%, 5/10/18,
and U.S. Treasury Note/Bond
1.125%–3.000%, 9/30/21–11/15/45,
with a value of $2,040,000,000)	1.350%	3/1/18	2,000,000	2,000,000
Credit Agricole Corporate &
Investment Bank NY Branch
(Dated 2/23/18, Repurchase Value
$300,079,000, collateralized by
U. S. Treasury Note/Bond 1.875%–2.875%,
10/31/22–11/15/46, with a value
of $306,000,000)	1.350%	3/2/18	300,000	300,000
Credit Agricole Corporate &
Investment Bank NY Branch
(Dated 2/27/18, Repurchase Value
$500,131,000, collateralized by
Treasury Inflation Indexed
Note/Bond 0.125%–3.625%,
4/15/22–4/15/28, and U.S.
Treasury Note/Bond 1.375%–3.125%,
9/30/19–11/15/41, with a value
of $510,000,000)	1.350%	3/6/18	500,000	500,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
Credit Agricole Corporate &
Investment Bank NY Branch
(Dated 2/28/18, Repurchase Value
$1,200,317,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.625%–3.375%, 1/15/19–2/15/48,
U. S. Treasury Bill 0.000%,
3/8/18–1/31/19, and U.S. Treasury
Note/Bond 0.750%–9.125%,
3/15/18–2/15/48, with a value
of $1,224,000,000)	1.360%	3/7/18	1,200,000	1,200,000
JP Morgan Securities LLC
(Dated 2/28/18, Repurchase Value
$45,002,000, collateralized by
U.S. Treasury Note/Bond 3.750%,
11/15/43, with a value of $45,902,000)	1.320%	3/1/18	45,000	45,000
JP Morgan Securities LLC
(Dated 2/28/18, Repurchase Value
$100,004,000, collateralized by
U.S. Treasury Note/Bond
1.875%–2.125%, 10/31/22–9/30/24,
with a value of $102,004,000)	1.320%	3/1/18	100,000	100,000
JP Morgan Securities LLC
(Dated 2/28/18, Repurchase Value
$500,018,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.375%–0.625%, 1/15/26–7/15/27,
and U.S. Treasury Note/Bond
1.625%–1.875%, 8/31/22–9/30/22,
with a value of $510,002,000)	1.320%	3/1/18	500,000	500,000
JP Morgan Securities LLC
(Dated 2/28/18, Repurchase Value
$1,050,040,000, collateralized by
Treasury Inflation Indexed
Note/Bond 0.125%–3.875%,
1/15/19–2/15/44, with a value
of $1,071,013,000)	1.360%	3/1/18	1,050,000	1,050,000
Mizuho Securities (USA) Inc.
(Dated 2/28/18, Repurchase Value
$500,019,000, collateralized by
U. S. Treasury Note/Bond 1.125%–2.875%,
7/31/21–11/15/46, with a value
of $510,000,000)	1.350%	3/1/18	500,000	500,000
RBC Dominion Securities
(Dated 2/28/18, Repurchase Value
$250,009,000, collateralized by
U. S. Treasury Note/Bond 1.875%–3.625%,
12/31/19–11/15/27, with a value
of $255,000,000)	1.340%	3/1/18	250,000	250,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
RBC Dominion Securities
(Dated 2/28/18, Repurchase Value
$2,500,093,000, collateralized
by Treasury Inflation Indexed
Note/Bond 0.125%–1.000%,
7/15/24–2/15/46, U.S. Treasury
Bill 0.000%, 5/24/18, and
U.S. Treasury Note/Bond
0.750%–4.500%, 3/31/18–5/15/47,
with a value of $2,550,000,000)	1.340%	3/1/18	2,500,000	2,500,000
RBC Dominion Securities
(Dated 2/28/18, Repurchase Value
$250,066,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.750%, 2/15/45, and U.S. Treasury
Note/Bond 1.625%–2.250%,
3/31/19–11/15/27, with a value
of $255,000,000)	1.350%	3/7/18	250,000	250,000
TD Securities (USA) LLC
(Dated 2/28/18, Repurchase Value
$400,015,000, collateralized by
U.S. Treasury Note/Bond
3.625%–4.375%, 5/15/40–8/15/43,
with a value of $408,000,000)	1.340%	3/1/18	400,000	400,000
TD Securities (USA) LLC
(Dated 2/23/18, Repurchase Value
$200,053,000, collateralized by
U.S. Treasury Note/Bond
2.000%–2.250%, 3/31/21–2/15/23,
with a value of $204,000,000)	1.350%	3/2/18	200,000	200,000
TD Securities (USA) LLC
(Dated 2/28/18, Repurchase Value
$100,026,000, collateralized by
U.S. Treasury Note/Bond
1.250%–2.375%, 7/31/23–8/15/24,
with a value of $102,000,000)	1.350%	3/7/18	100,000	100,000
TD Securities (USA) LLC
(Dated 2/28/18, Repurchase Value
$275,073,000, collateralized by
U.S. Treasury Note/Bond
1.375%–2.125%, 2/28/19–8/15/25,
with a value of $280,500,000)	1.360%	3/7/18	275,000	275,000
Total Repurchase Agreements (Cost $16,970,000)				16,970,000
Total Investments (101.6%) (Cost $92,478,625)				92,478,625

Federal Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.6%)
Other Assets
Investment in Vanguard	4,519
Receivables for Accrued Income	15,245
Receivables for Capital Shares Issued	468,671
Other Assets	24,040
Total Other Assets	512,475
Liabilities
Payables for Investment Securities Purchased	(1,493,763)
Payables for Capital Shares Redeemed	(438,718)
Payables for Distributions	(1,334)
Payables to Vanguard	(4,096)
Total Liabilities	(1,937,911)
Net Assets (100%)
Applicable to 91,054,888,465 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	91,053,189
Net Asset Value Per Share	$1.00

At February 28, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	91,055,398
Undistributed Net Investment Income	114
Accumulated Net Realized Losses	(2,323)
Net Assets	91,053,189

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February28,2018
($000)
Investment Income
Income
Interest	514,711
Total Income	514,711
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,623
Management and Administrative	34,658
Marketing and Distribution	8,416
Custodian Fees	315
Shareholders’ Reports and Proxy	836
Trustees’ Fees and Expenses	44
Total Expenses	45,892
Net Investment Income	468,819
Realized Net Gain (Loss) on Investment Securities Sold	(1,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	467,036

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	468,819	402,841
Realized Net Gain (Loss)	(1,783)	(596)
Net Increase (Decrease) in Net Assets Resulting from Operations	467,036	402,245
Distributions
Net Investment Income	(468,754)	(402,787)
Realized Capital Gain	—	—
Total Distributions	(468,754)	(402,787)
Capital Share Transactions (at $1.00 per share)
Issued	44,071,135	88,362,924
Issued in Lieu of Cash Distributions	460,416	395,681
Redeemed	(32,928,229)	(48,110,472)
Net Increase (Decrease) from Capital Share Transactions	11,603,322	40,648,133
Total Increase (Decrease)	11,601,604	40,647,591
Net Assets
Beginning of Period	79,451,585	38,803,994
End of Period[1]	91,053,189	79,451,585

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $114,000 and $49,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.006[1]	.0022	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.006	.0022	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.006)	(.0022)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	(.0000)[2]	—
Total Distributions	(.006)	(.006)	(.0022)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.56%	0.57%	0.23%	0.01%	0.02%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,053	$79,452	$38,804	$3,325	$3,108	$3,522
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%[4]	0.10% [4]	0.09% [4]	0.13% [4]
Ratio of Net Investment Income to
Average Net Assets	1.12%	0.60%	0.27%	0.01%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016, 0.11% for 2015, 0.11% for 2014,
and 0.14% for 2013. For the six months ended February 28, 2018, and the year ended August 31, 2017, there were no expense reductions. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2014–2017), and for the period ended February 28, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2018, or at any time during the period then ended.

Federal Money Market Fund

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2018, the fund had contributed to Vanguard capital in the amount of $4,519,000, representing 0.01% of the fund’s net assets and 1.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended February 28, 2018, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2018, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Fund Profile
As of February 28, 2018

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	1.41%
Average Weighted
Maturity	55 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

1 The expense ratio shown is from the prospectus dated December 22, 2017, and represents estimated costs for the current fiscal year.
For the six months ended February 28, 2018, the annualized expense ratio was 0.09%.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2007, Through February 28, 2018
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2008	3.08%	2.08%
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.17	0.00
2017	0.54	0.19
2018	0.55	0.31
7-day SEC yield (2/28/2018): 1.41%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2018, performance data reflect the six months ended February 28, 2018.

Average Annual Total Returns: Periods Ended December 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Treasury Money Market Fund	12/14/1992	0.79%	0.22%	0.35%

See Financial Highlights for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
U. S. Government and Agency Obligations (102.4%)
	United States Treasury Bill	1.100%–1.175%	3/1/18	422,808	422,808
	United States Treasury Bill	1.293%–1.323%	3/29/18	1,547,450	1,545,880
	United States Treasury Bill	1.298%–1.378%	4/5/18	526,817	526,133
	United States Treasury Bill	1.425%–1.564%	4/12/18	2,155,068	2,151,458
	United States Treasury Bill	1.435%–1.516%	4/19/18	2,338,570	2,333,973
	United States Treasury Bill	1.422%–1.435%	4/26/18	2,023,860	2,019,359
	United States Treasury Bill	1.264%–1.430%	5/3/18	1,040,000	1,037,615
	United States Treasury Bill	1.491%–1.536%	5/10/18	987,575	984,722
	United States Treasury Bill	1.576%	5/17/18	1,778,819	1,772,846
	United States Treasury Bill	1.643%	5/24/18	800,000	796,946
	United States Treasury Bill	1.445%–1.652%	5/31/18	1,599,163	1,592,837
	United States Treasury Bill	1.461%	6/14/18	10,046	10,004
	United States Treasury Bill	1.853%	8/23/18	300,000	297,322
2	United States Treasury Floating
	Rate Note	1.842%	4/30/18	15,000	15,007
2	United States Treasury Floating
	Rate Note	1.822%	10/31/18	899,825	899,831
2	United States Treasury Floating
	Rate Note	1.652%	1/31/20	500,000	500,000
Total U.S. Government and Agency Obligations (Cost $16,906,741)					16,906,741
Total Investments (102.4%) (Cost $16,906,741)					16,906,741

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.4%)
Other Assets
Investment in Vanguard	836
Receivables for Investment Securities Sold	602,101
Receivables for Accrued Income	1,886
Receivables for Capital Shares Issued	51,376
Other Assets	3,993
Total Other Assets	660,192
Liabilities
Payables for Investment Securities Purchased	(1,024,904)
Payables for Capital Shares Redeemed	(33,657)
Payables for Distributions	(562)
Payables to Vanguard	(604)
Total Liabilities	(1,059,727)
Net Assets (100%)
Applicable to 16,504,503,065 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,507,206
Net Asset Value Per Share	$1.00

At February 28, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	16,507,543
Undistributed Net Investment Income	16
Accumulated Net Realized Losses	(353)
Net Assets	16,507,206

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February28,2018
($000)
Investment Income
Income
Interest	94,609
Total Income	94,609
Expenses
The Vanguard Group—Note B
Investment Advisory Services	304
Management and Administrative	5,012
Marketing and Distribution	1,569
Custodian Fees	75
Shareholders’ Reports and Proxy	100
Trustees’ Fees and Expenses	6
Total Expenses	7,066
Net Investment Income	87,543
Realized Net Gain (Loss) on Investment Securities Sold	79
Net Increase (Decrease) in Net Assets Resulting from Operations	87,622

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,543	80,882
Realized Net Gain (Loss)	79	(407)
Net Increase (Decrease) in Net Assets Resulting from Operations	87,622	80,475
Distributions
Net Investment Income	(87,536)	(80,873)
Realized Capital Gain	—	—
Total Distributions	(87,536)	(80,873)
Capital Share Transactions (at $1.00 per share)
Issued	4,924,461	9,585,836
Issued in Lieu of Cash Distributions	84,508	78,567
Redeemed	(4,140,602)	(6,828,339)
Net Increase (Decrease) from Capital Share Transactions	868,367	2,836,064
Total Increase (Decrease)	868,453	2,835,666
Net Assets
Beginning of Period	15,638,753	12,803,087
End of Period[1]	16,507,206	15,638,753

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,000 and $9,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.005[1]	.0017	.0001	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.005	.0017	.0001	.0001	.0002
Distributions
Dividends from Net Investment Income	(.006)	(.005)	(.0017)	(.0001)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	(.0000)[2]	—
Total Distributions	(.006)	(.005)	(.0017)	(.0001)	(.0001)	(0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.55%	0.54%	0.17%	0.01%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,507	$15,639	$12,803	$9,388	$10,365	$11,660
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%[4]	0.04% [4]	0.05% [4]	0.08% [4]
Ratio of Net Investment Income to
Average Net Assets	1.12%	0.55%	0.18%	0.01%	0.01%	0.02%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distributions from realized capital gains were less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016, 0.09% for 2015, 0.09% for
2014, and 0.09% for 2013. For the six months ended February 28, 2018, and the year ended August 31, 2017, there were no expense reductions. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2014–2017), and for the period ended February 28, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Treasury Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2018, the fund had contributed to Vanguard capital in the amount of $836,000, representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the six months ended February 28, 2018, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2017	2/28/2018	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,006.30	$0.80
Admiral Shares	1,000.00	1,006.60	0.50
Federal Money Market Fund	$1,000.00	$1,005.56	$0.55
Treasury Money Market Fund	$1,000.00	$1,005.54	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market
Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018
VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number
33-32216, Incorporated by Reference.